Financial assets and liabilities	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets and liabilities

5. Financial assets and liabilities

As of December 31, 2024 and 2023, the Company’s financial assets measured at amortized cost are represented by cash and cash equivalents, short-term investments, trade and other accounts receivable, for which their carrying amount is a reasonable approximation of fair value.

a) Financial assets

	December 31, 2024		December 31, 2023
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet Fuel Asian Call Options	US$	431	US$	—
Interest rate cap		271		1,683
Total derivative financial assets	US$	702	US$	1,683

Presented on the consolidated statements of financial position as follows:
Current	US$	431	US$	—
Non-current	US$	271	US$	1,683

b) Financial debt

(i)	As of December 31, 2024 and 2023, the Company’s short-term and long-term debt consists of the following:

		December 31, 2024		December 31, 2023

I.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, matured on June 20, 2024, bearing an annual interest rate of TIIE plus 175 basis points	US$	—	US$	14,799

II.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on October 20, 2026, bearing an annual interest rate of TIIE plus 200 basis points, plus 25 basis points (1)		45,227		83,859

III.	Asset-backed trust notes (“CEBUR”), in Mexican pesos, with a maturity date on September 20, 2028, bearing an annual interest rate of TIIE plus 215 basis points		74,007		88,792

IV.	Revolving credit line with Banco Santander, S.A., (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, bearing an annual interest rate of SOFR plus a spread of 298 basis points, plus 5 basis points. In August 2024, the Company increased the facility amount to include additional aircraft, extending the maturity date to December 31, 2028; the interest rate from the additional aircraft excludes the sustainability adjustment		109,976		57,855

V.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with a maturity date on November 30, 2025, bearing an annual interest of SOFR plus a spread of 300 basis points, along with additional adjustment up to 26 basis points		25,907		35,983

VI.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 425 basis points, along with additional adjustment up to 26 basis points		60,629		64,495

VII.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity date on May 31, 2025, bearing annual interest of SOFR plus a spread of 390 basis points		41,432		107,178

VIII.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity date on May 31, 2027, bearing an annual interest of SOFR plus a spread of 200 basis points, along with additional adjustment up to 26 basis points		123,038		43,129

		December 31, 2024		December 31, 2023

IX.	Financing for the acquisition of engines with Tarquin Limited, with maturity on September 15, 19 and 26, 2028, bearing an annual interest of 6.20%		41,812		44,052

X.	Financing for the acquisition of engines with NBB-V11218 Lease Partnership, with maturity on September 9, 2028, bearing an annual interest of 6.20%		8,095		8,821

XI.	Financing for the acquisition of engines with NBB-V11951 Lease Partnership, with maturity on September 12, 2028, bearing an annual interest of 6.20%		7,473		8,143

XII.	Financing for the acquisition of engines with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of several engines, with maturity in September and October 2028, bearing an annual interest of 7.16%		63,732		71,507

XIII.	Financing for the acquisition of engines with NBB Pintail Co., LTD, with maturity date on November 27, 2028, bearing an annual interest of 6.99%		19,795		20,540

XIV.	Financing for the acquisition of engines with Bank of Utah Corporate Trust, with maturity date in July, August, October and November 2029, bearing an annual interest of 6.20%		71,624		-

XV.	Financing for the acquisition of engines with RRPF Engine Leasing Limited, with maturity date on November 14, 2032, bearing an annual interest of 6.80%		36,473		-

XVI.	Financing for the acquisition of engines with BOC Aviation (Ireland) Limited, with maturity date in October and November 2029, bearing an annual interest of 6.86%		70,892		-

XVII.	Transaction costs to be amortized		(3,590)		(3,158)

XVIII.	Accrued interest and other financial cost		13,456		7,070
			809,978		653,065
	Less: Short-term maturities		283,616		220,289
	Long-term Financial debt	US$	526,362	US$	432,776

TIIE: Mexican interbank rate

SOFR: Secured Overnight Financing Rate

(1)	Sustainability adjustment

(ii) The following table provides a summary of the Company’s scheduled remaining principal payments of financial debt and projected interest, at December 31, 2024:

	Within one year		January 2026- December 2026		January 2027- December 2027		January 2028- onwards		Total
CEBUR program	US$	24,669	US$	29,808	US$	37,004	US$	27,753	US$	119,234
Santander/Bancomext		—		98,149		11,827		—		109,976
JSA International U.S. Holdings, LLCA		25,907		—		—		—		25,907
GY Aviation Lease 1714 Co. Limited		60,629		—		—		—		60,629
Incline II B Shannon 18 Limited		41,432		—		—		—		41,432
Oriental Leasing 6 Company Limited		87,425		35,613		—		—		123,038
Tarquin Limited		2,384		2,536		2,698		34,194		41,812
Lease Partnership NBB –V11218		772		822		874		5,627		8,095
Lease Partnership NBB – V11951		712		758		806		5,197		7,473
Wilmington Trust SP Services (Dublin) Limited		8,373		9,001		9,676		36,682		63,732
NBB Pintail Co. LTD		799		857		919		17,220		19,795
Bank of Utah Corporate Trust		7,975		8,484		9,025		46,140		71,624
RRPF Engine Leasing Limited		2,203		2,356		2,521		29,393		36,473
BOC Aviation (Ireland) Limited		7,700		8,249		8,839		46,104		70,892
Financial debt		270,980		196,633		84,189		248,310		800,112
Accrued interest		13,456		—		—		—		13,456
Projected interest		63,018		34,608		22,104		22,613		142,343
Total	US$	347,454	US$	231,241	US$	106,293	US$	270,923	US$	955,911

On December 19, 2024, the Company entered into a pre-delivery payment financing with Runway Eleven Lender LLC at an annual interest rate of SOFR plus 275 basis points, for the acquisition of its aircraft through a revolving facility. For purposes of financing these pre-delivery payments, an Irish SPV was created whereby the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments.

The “Runway Eleven Lender LLC” does not include financial covenants or financial obligations.

On June 8, 2022, the Company entered into a pre-delivery payment financing with Santander/Bancomext at an annual interest rate of SOFR plus 298 basis points, for the acquisition of its aircraft through a revolving facility. For purposes of financing these pre-delivery payments, a Mexican trust was created whereby the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trust. The Company guaranteed the obligations of the Mexican trusts under the financing agreement (CIBanco, S.A. Institución de Banca Múltiple) Trust 3853. A feature of this financing is that it will incur an additional five basis points if the sustainability goals are not met. On August 31, 2023, the interest rate increased by five basis points, with the possibility of mitigating the additional rate if the objectives are met in the upcoming years.

In August 2024, the Company signed an amendment to increase the facility amount and to include the predelivery payments for additional aircraft, with a new maturity date on December 31, 2028.

The “Santander/Bancomext” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make distributions on the Company’s share capital.

As of December 31, 2024 and 2023, the Company complied with the covenants under the mentioned loan agreement.

As of December 31, 2024, the outstanding balance of the financial debt related to finance pre-delivery payments of aircraft amounts to US$360,982, the Company covers this obligation through the sale and the collection made by the transaction denominated as sale and leaseback at the time of delivery; therefore, it does not represent a disbursement that directly impacts the Company’s working capital.

As of December 31, 2024, the Company has signed credit lines totaling US$1,873,384, of which US$1,315,384 were related to financial debt (US$308,592 were undrawn) and US$558,000 were related to letters of credit (US$229,272 were undrawn). As of December 31, 2024, the Company had available lines of credit by US$537,864. As of December 31, 2023, the Company has signed credit lines totaling US$1,388,830, of which US$960,930 were related to financial debt (US$228,435 were undrawn) and US$427,900 were related to letters of credit (US$178,800 were undrawn).

The Company signed in April 2022 three pre-delivery payments financing with lessors for the acquisition of aircraft. For this purpose, a Mexican trust was created for each contract (CIBanco, S.A. Institución de Banca Múltiple), for JSA International U.S. Holdings, LLC Trust 3866, for GY Aviation Lease 1714 Co. Limited Trust 3855, and Incline II B Shannon 18 Limited Trust 3867. These facilities do not include financial covenants or restrictions.

The Company signed in July 2022 a pre-delivery payment financing with lessors for the acquisition of aircraft with Oriental Leasing 6 Company Limited. For this purpose, a Mexican trust was created with CIBanco, S.A. Institución de Banca Múltiple, Trust 3921. This facility does not include financial covenants or restrictions.

On June 20, 2019, the Company, through its subsidiary Concesionaria, issued 15,000,000 asset-backed trust notes (“CEBUR”) under the ticket VOLARCB 19 for Ps.1.5 billion Mexican pesos (US$74 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$148 million based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024).

The notes had a five-year maturity annual reduction of Ps.250,000, Ps.500,000, Ps.500,000 and Ps.250,000 (US$12.3 million, US$24.7 million, US$24.7 million and US$12.3 million, based on an exchange rate of Ps.20.27 to US$1 as of December 31, 2024) in 2021, 2022, 2023 and 2024, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus 175 basis point spread. The notes started amortizing at the end of the second year.

The asset-backed trust notes under the ticker VOLARCB19 were fully amortized on June 20, 2024.

On October 13, 2021, the Company, through its subsidiary Concesionaria issued in the Mexico market a second issuance of 15,000,000 asset-backed trust notes (“CEBUR”) under the ticket VOLARCB21L for Ps.1.5 billion Mexican pesos (US$74 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos (US$148 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024). With this second issuance, the total amount approved for the program had been reached.

The Trust Notes comply with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA). The Sustainability Objectives (SPT) for the KPI are to reduce carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023 and 2024, respectively, compared to 2015. This offering will help the Company accomplish its long-term sustainable goals, among which is to reduce CO2 emissions by 35.42% in 2030.

A feature of the asset-backed trust notes is that they will pay an additional 25 basis points to the interest rate if the sustainability goals are not met. On September 20, 2023, the interest rate increased by 25 basis points, with the possibility of mitigating the additional rate if the targets are met for the next years.

The notes have a five-year maturity annual reductions of Ps.83,333, Ps.500,000, Ps.500,000 and Ps.416,667 (US$4.1 million, US$24.7 million, US$24.7 million and US$20.6 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024) in 2023, 2024, 2025 and 2026, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus 200 basis points, and adjustment of 25 basis points starting on September 20, 2023. The notes started amortizing at the end of the second year.

On September 28, 2023, the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) approved an increase amount of the actual program of up to Ps.5.0 billion Mexican pesos (US$246.7 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024). With this authorization, the Company, through its subsidiary Concesionaria, issued in the Mexico market a third issuance of 15,000,000 asset-backed trust notes (“CEBUR”) under the ticket VOLARCB23 for Ps.1.5 billion (US$74 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024) through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria.

The notes have a five-year maturity annual reduction of Ps.187,500, Ps.750,000 and Ps.562,500 (US$9.3 million, US$37 million and US$27.8 million, based on an exchange rate of Ps.20.27 to US$1 on December 31, 2024) in 2026, 2027 and 2028, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus 215 basis points spread. The notes start amortizing at the end of the third year.

The asset-backed trust notes structure operates on specific rules and provides a DSCR “Debt Service Coverage Ratio,” which is computed by comparing the Mexican Peso collections over the previous six months to the next six months of debt service. In general, retention of funds does not exist if the ratio exceeds 2.5 times. Amortization on the asset-backed trust notes began in July of 2021 for the first issuance, for the second issuance began in November of 2023 and for the third issuance will begin in October 2026. In addition, early amortization applies if:

i)	The Debt Coverage Ratio is less than 1.75x on any of the determination dates;
ii)	An event of retention is not covered in a period of 90 consecutive days;

iii)	The debt service reserve account of any series maintains on deposit an amount less than the required balance of the debt service reserve account for a period that includes two or more consecutive payment methods;
iv)	Insolvency event of Concesionaria;
v)	The update of a new insolvency event in relation to the Concesionaria; and
vi)	Updating a new event of default.

In the event of default, the Trustee will refrain from delivering any amount that it would otherwise be required to deliver to Concesionaria and will dedicate such cash flow to amortize the principal of the trust notes (“CEBUR”).

As of December 31, 2024, the Company was in compliance with the conditions of the asset-backed trusted notes.

In December 2021, the Company renewed its working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos. The facility matured in December 2023.

The “Sabadell” working capital facility had the following covenant:

i) Joint obligor (Concesionaria) must represent 85% of EBITDA of the holding.

The Company settled this short-term loan on January 5, 2023, as such any potential effects of the non-compliance were solved with the payment. The non-compliance did not trigger any cross-default provisions in other debt instruments or any lease agreement of the Company. The facility expired in December 2023.

In December 2022, the Company signed a working capital facility with Banco Actinver S.A., Institución de Banca Múltiple (“Actinver”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus 250 basis points margins. The facility matured in December 2024.

The “Actinver” working capital facility did not include obligations or restrictions.

Other financing agreements

The Company entered into several agreements that qualified as failed sale and leaseback transactions. Consequently, these agreements were accounted for as financing transactions. The details of these agreements are presented as follows:

1)	In September 2023, the Company entered into financing agreements with Tarquin Limited for the acquisition of engines. The agreements bear an annual interest rate of 6.20% and mature in 2028.

2)	In September 2023, the Company also entered into additional financing agreements with NBB-V11218 Lease Partnership and NBB-V11951 Lease Partnership, for the acquisition of engines. These agreements bear an annual interest of 6.20% and mature in 2028.

3)	In September and October 2023, the Company entered into financing agreements with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of engines. These agreements bear an annual interest rate of 7.16% and mature in 2028.

4)	In November 2023, the Company entered into financing agreements with NBB Pintail Co Ltd for the acquisition of engines. These agreements bear an annual interest rate of 6.99% and mature in 2028.

5)	In August, September, November and December 2024, the Company entered into financing agreements with Bank of Utah Corporate Trust, for the acquisition of engines. These agreements bear an annual interest rate of 6.20% and mature in 2029.

6)	In October and November 2024, the Company entered into financing agreements with BOC Aviation (Ireland) Limited for the acquisition of engines. These agreements bear an annual interest rate of 6.86% and mature in 2029.

7)	In November 2024, the Company entered into new financing agreements with RRPF Engine Leasing Limited for the acquisition of engines. These agreements bear an annual interest rate of 6.80% and mature in 2032.

Changes in liabilities arising from financing activities

For the years ended December 31, 2024 and 2023, the changes in liabilities from financing activities from the Company are summarized in the following table:

	January 1, 2024		Net cash Flows		Accrued Interest(1)		Non-current vs Current reclassification		Other		Conversion effects		December 31, 2024
Current interest-bearing loans and borrowings	US$	220,289	US$	(84,514)	US$	6,496	US$	146,655	US$	(217)	US$	(5,093)	US$	283,616
Non-current interest-bearing loans and borrowings		432,776		261,667		—		(146,655)		(484)		(20,942)		526,362
Total liabilities from financing activities	US$	653,065	US$	177,153	US$	6,496	US$	—	US$	(701)	US$	(26,035)	US$	809,978

	January 1, 2023		Net cash Flows		Accrued Interest(1)		Foreign exchange movement		Non-current vs Current reclassification		Other		Conversion effects		December 31, 2023
Current interest-bearing loans and borrowings	US$	112,148	US$	(22,356)	US$	5,118	US$	(739)	US$	121,804	US$	(479)	US$	4,793	US$	220,289
Non-current interest-bearing loans and borrowings		160,887		381,255		—		—		(121,804)		(1,454)		13,892		432,776
Total liabilities from financing activities	US$	273,035	US$	358,899	US$	5,118	US$	(739)	US$	—	US$	(1,933)	US$	18,685	US$	653,065
(1)	This balance is net of interest provisions and interest effectively paid as of December 31, 2024 and 2023, respectively.